INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets acquired		$ 271,800
Amortization		91,716
Impairment - goodwill		1,008,642		$ 22,203,422
Tickeri [Member]
Impairment - goodwill				16,733,272
Monster Creative Transaction [Member]
Impairment - goodwill				$ 5,470,150
Ixaya [Member]
Impairment - goodwill		1,008,642
BizSecure [Member]
Intangible assets acquired	$ 2,775,000
Ixaya [Member]
Intangible assets acquired		$ 650,000